File No. 333-164073
811-1978
Securities and Exchange Commission
Washington, D.C. 20549
Form N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 32	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 34	[X]
AuguStar Variable Account A
(Exact Name of Registrant)
AuguStar Life Insurance Company
(Name of Depositor)
One Financial Way, Montgomery, Ohio 45242
(Address of Depositor’s Principal Executive Offices)
(513) 794-6100
(Depositor’s Telephone Number, including Area Code)
Manda Ghaferi, General Counsel
AuguStar Life Insurance Company
P.O. Box 237, Cincinnati, Ohio 45201
(Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on August 14, 2025 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in flexible premium deferred variable annuity contracts.

Explanatory Note
This Amendment to the Registration Statement on Form N-4 is being filed for the purpose of supplementing the prospectus. Parts A and B of the Registration Statement are incorporated by reference to the link dated May 1, 2025 as filed under Form N-4, Post-Effective Amendment No. 31 under the Securities Act of 1933 and Amendment No. 33 under the Investment Company Act of 1940, File Nos. 333-164073 and 811-1978, filed on April 30, 2025, Accession No. 0001398344-25-008173. Except as provided herein, this Amendment does not amend, delete, supersede, or otherwise change any information in the Registration Statement.

Supplement Dated August 14, 2025

AUGUSTAR LIFE INSURANCE COMPANY

AuguStar Variable Account A

Supplement to the Prospectus and Updating Summary Prospectus dated May 1, 2025

ONcore Flex ONcore Flex II ONcore Lite ONcore Lite II ONcore Lite III ONcore Premier	ONcore Premier II ONcore Select 4 ONcore Select 7 ONcore Ultra ONcore Ultra II ONcore Value	ONcore Wealth Foundation 4 ONcore Wealth Foundation 7 ONcore Wrap ONcore Xtra ONcore Xtra II

Supplement to the Prospectus dated May 1, 2019 and Notice Document dated May 1, 2025

Investar Vision/Top Spectrum Top 1	Top Explorer Top Plus	Top Tradition

AuguStar Variable Account B

Supplement to the Prospectus dated May 1, 2019 and Notice Document dated May 1, 2025

Top 1	Top Plus	Top Tradition

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

National Security Variable Account N

Supplement to the Prospectus dated May 1, 2019 and Notice Document dated May 1, 2025

NScore Flex NScore Lite NScore Lite II	NScore Lite III NScore Premier NScore Premier II	NScore Value NScore Xtra NScore Xtra II

The following supplements and amends the above mentioned Prospectuses, Updating Summary Prospectuses, and Notice Documents, as may be previously supplemented. Please read this supplement and retain it for future reference. Special terms not defined in this supplement have the same meanings as in your Prospectus, Updating Summary Prospectus, or Notice Document.

NOTICE OF FUND SUBSTITUTION

AuguStar Life Insurance Company and National Security Life and Annuity Company (“Life Companies”) and AuguStar Variable Account A, AuguStar Variable Account B, and National Security Variable Account N (“Separate Accounts”) intend to substitute certain Funds ("Existing Portfolios")in which subaccounts of the Separate Accounts currently invest with certain other Funds ("Replacement Portfolios") as set forth in the tables below ("Substitution"). The Substitution is expected to occur on or about October 10, 2025 and October 17, 2025 (“Substitution Dates”).

The Existing Portfolios are currently available as investment options under the contract. Some Existing Portfolios are also available investment options with certain optional benefit riders subject to investment restrictions. Please refer to your prospectus or contact our customer service for a list of the Funds available to you.

The Existing Portfolios will continue to be included as investment options until the Substitution Dates. On the Substitution Dates, all accumulation units corresponding to the shares of each Existing Portfolio will be replaced with accumulation units corresponding to the shares of the applicable Replacement Portfolio. In addition, to the extent that an Existing Portfolio is an available investment option for an optional benefit rider subject to investment restrictions, the corresponding Replacement Portfolio will take the Existing Portfolio's place as a permissible investment option as of the Substitution Dates.

Your rights and your Life Company’s obligations under your contract will not be altered in any way by the Substitution. Your Contract Value immediately prior to the Substitution will equal your Contract Value immediately after the Substitution. The Substitution will be effected at the relative net asset values of the Existing Portfolios’ and the Replacement Portfolios’ shares. The fees and charges under your contract will not increase due to the Substitution, and the Substitution will be performed at no cost to you. There will be no tax consequences for you as a result of the Substitution.

As of the close of business on or about October 10, 2025, any Contract Value that remains allocated to an Existing Portfolio listed below will be automatically transferred to the corresponding Replacement Portfolio.

Existing Portfolio (Share Class)	Replacement Portfolio
Lazard Retirement US Small Cap Equity Select Portfolio (Service Class)	AVIP AB Small Cap Portfolio
AB VPS Small Cap Growth Portfolio (Class B)*
Royce Small-Cap Portfolio (Investment Class)
Royce Micro-Cap Portfolio (Investment Class)
Janus Henderson Flexible Bond Portfolio (Service Class)	AVIP Bond Portfolio
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (Class S)	AVIP AB Mid Cap Core Portfolio
Goldman Sachs U.S. Equity Insights Fund (Institutional Class)**	AVIP S&P 500® Index Portfolio
Fidelity® VIP Growth Portfolio (Service Class 2)	AVIP Fidelity Institutional AM® Equity Growth Portfolio
Franklin VolSmart Allocation VIP Fund (Class 5)	AVIP Constellation Dynamic Risk Balanced Portfolio
Goldman Sachs Trend Driven Allocation Fund (Service Class)
Lazard Retirement Global Dynamic Multi-Asset Portfolio (Service Class)
*	Fund is not available for Investar Vision and Top contracts.
**	Fund is not available for contracts applied for on or after May 1, 2008.

As of the close of business on or about October 17, 2025, any Contract Value that remains allocated to an Existing Portfolio listed below will be automatically transferred to the corresponding Replacement Portfolio.

Existing Portfolio (Share Class)	Replacement Portfolio
Fidelity® VIP Target Volatility Portfolio (Service Class 2)	AVIP Constellation Managed Risk Moderate Growth Portfolio
AB VPS Global Risk Allocation-Moderate Portfolio (Class B)
AB VPS Relative Value Portfolio (Class B)*	AVIP AB Relative Value Portfolio*
*	Fund is not available for Investar Vision and Top contracts.

Effective on the Substitution Dates, all references and information regarding the Existing Portfolios are deleted, including from “Appendix A – Funds Available under the Contract.” Any reference to an Existing Portfolio in investment restrictions for optional benefit riders, including in Appendix A, will be revised to reference to the corresponding Replacement Portfolio.

Important Information Regarding Your Transfer Rights

The Substitution will take place automatically, and any future allocations and scheduled transactions that are impacted will also be updated automatically. As a result, please note that no action is required of you at this time, unless you prefer to transfer your Contract Value before or after the Substitution. You will have the following free transfer rights in connection with the Substitution:

•	For 30 days before the Substitution Dates, you may transfer Contract Value from any subaccount that invests in an Existing Portfolio to any other investment option available under your contract without charge (and without the transfer being counted as a transfer for purposes of any transfer charges under your contract).

•	For 30 days after the Substitution Dates, you may transfer Contract Value from any subaccount that invests in a Replacement Portfolio to any other investment option available under your contract without charge (and without the transfer being counted as a transfer for purposes of any transfer charges under your contract).

During this free transfer period, except for any market timing/short-term trading limitations described in the prospectus, as well as any investment limitations imposed by optional benefit riders with investment restrictions, we will not exercise any rights reserved by us under the contracts to restrict transfers between subaccounts.

If your contract includes an optional benefit rider with investment restrictions, your Contract Value allocations will remain subject to those restrictions. If a free transfer takes your Contract Value allocations out of compliance with your rider's investment restrictions, your benefit will not be terminated or reduced, but we will not accept any additional purchase payments or transfer requests until your Contract Value is reallocated in accordance with the applicable restrictions.

Other Information Related to the Substitution

Any standing instructions you have on file with your Life Company that include an Existing Portfolio, such as instructions for the allocation of additional premium payments, dollar cost averaging, rebalancing or fund specific systematic withdrawals will be updated automatically as of the Substitution Dates to include the applicable Replacement Portfolio.

If your Contract Value is automatically transferred on the Substitution Dates, you will receive confirmation showing the transfer of your Contract Value from each subaccount that invests in an Existing Portfolio to the subaccount that invests in the corresponding Replacement Portfolio. Due to the difference in unit values, the number of units you receive in the subaccount investing in the Replacement Portfolio will be different from the number of units you held in the subaccount investing in the corresponding Existing Portfolio.

A summary prospectus, statutory prospectus and other information for each Replacement Portfolio is available online at augustarfinancial.com/fundreports for AuguStar Life Insurance Company contracts or nslac.com/fundreports for National Security Life and Annuity Company contracts.

You may also request a copy of any Replacement Portfolio’s summary or statutory prospectus at your convenience by contacting customer service at 888.925.6446 for AuguStar Life Insurance Company contracts or 877.446.6020 for National Security Life and Annuity Company contracts.

The following section is not applicable to Investar Vision and Top contracts.

FUND ADD

Effective on October 10, 2025, AVIP AB Relative Value Portfolio is added as an investment option under the contract. This portfolio is not available for investing until after October 10, 2025. In connection with this Fund add, effective October 10, 2025, under "Appendix A - Funds Available Under the Contract," the following row is added to the list of available Funds.

Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Equity	AVIP AB Relative Value Portfolio Adviser: Constellation Investments, Inc. Subadviser: AllianceBernstein L.P.	0.73%	12.74%	N/A	N/A

Part C – Other Information
Item 27. Exhibits
Exhibit	Description	Location
(a)
Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement on Form S-6 on
August 3, 1982 (File no. 2-78652) and is incorporated by
reference herein.
No link available.
(b)	Custodian Agreements	Not applicable
(c)	Underwriting Contracts
(1)
Principal Underwriting Agreement for Variable Annuities
between the Depositor and Ohio National Equities, Inc. was
filed as Exhibit (3)(a) of the Registrant’s Form N-4 on
December 30, 1997 (File no. 333-43515) and is incorporated
by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/0000950152-97- 008911.txt
(2)
Registered Representative’s Sales Contract with Variable
Annuity Supplement was filed as Exhibit (3)(b) of the
Registrant’s Form N-4, Post-Effective Amendment No. 9 on
February 27, 1991 (File no. 2-91213) and is incorporated by
reference herein.
No link available.
(3)
Variable Annuity Sales Commission Schedule was filed as
Exhibit A(3)(c) of the Registrant’s registration statement on
Form S-6 on May 18, 1984 (File no. 2-91213) and is
incorporated by reference herein.
No link available.
(4)
Selling Agreement and commission schedule between Ohio
National Equities, Inc. and other broker-dealers for the
distribution of “ONcore” Variable Annuities was filed as
Exhibit (3)(d) of the Registrant’s Form N-4, Pre-Effective
Amendment No. 2 on April 16, 1998 (File no. 333-43515) and
is incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/0000950152-98- 003301.txt

Exhibit	Description	Location
(d)	Contracts
(1)
Variable Deferred Annuity Contract, Form 06-VA-5, was
filed as Exhibit 99(4)(a) of the Registrant’s Pre-Effective
Amendment No. 1 to the registration statement on Form N-4
filed on May 18, 2010 (File No. 333-164073) and is
incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000095012310050834/ l39427exv99w4wa.htm
(2)
Guaranteed Minimum Death Benefit, Form 09-GMD-1, was
filed as Exhibit 99(4)(g) of the Registrant’s registration
statement on Form N-4, Pre-Effective Amendment No. 1 on
April 10, 2009 (File No. 333-156432) and is incorporated by
reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000095015209003663/ l35926exv99w4wg.htm
(3)
Annual Step-Up Death Benefit Rider, Form 05-AMD-1, was
filed as Exhibit 99(4)(i) of the Registrant’s registration
statement on Form N-4, Pre-Effective Amendment No. 1 on
April 10, 2009 (File No. 333-156432) and is incorporated by
reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000095015209003663/ l35926exv99w4wi.htm
(4)
Guaranteed Principal Protection, Form 03-GPP-1, was filed as
Exhibit 99(4)(j) of the Registrant’s registration statement on
Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009
(File No. 333-156432) and is incorporated by reference
herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000095015209003663/ l35926exv99w4wj.htm
(5)
Form of Guaranteed Lifetime Withdrawal Benefit Rider,
Form 10-GLW-1, was filed as Exhibit 99(4)(g) of the
Registrant’s Form N-4, Post-Effective Amendment No. 37 on
April 30, 2010 (333-43515) and is incorporated by reference
herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000095012310041368/ l38424bexv99w4wg.htm
(6)
Form of Guaranteed Lifetime Withdrawal Benefit (Joint Life)
Rider, Form 10-GLW-2, was filed as Exhibit 99(4)(h) of the
Registrant’s Form N-4, Post-Effective Amendment No. 37 on
April 30, 2010 (333-43515) and is incorporated by reference
herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000095012310041368/ l38424bexv99w4wh.htm
(7)
Form of Guaranteed Lifetime Withdrawal Benefit (Single
Life) Rider, Form 11-GLW-1, was filed as Exhibit 99(4)(i) of the Registrant’s registration statement, Form N-4
Post-Effective Amendment No. 8 on October 22, 2010 (File
No. 333-156430) and is incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000095012310095218/ l40887aexv99w4wi.htm
(8)
Form of Guaranteed Lifetime Withdrawal Benefit (Joint Life)
Rider, Form 11-GLW-2, was filed as Exhibit 99(4)(j) of the
Registrant’s registration statement, Form N-4 Post-Effective
Amendment No. 8 on October 22, 2010 (File No.
333-156430) and is incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000095012310095218/ l40887aexv99w4wj.htm
(9)
Form of Premium Protection Death Benefit (Single Life)
Rider, Form 11-GPD-1, was filed as Exhibit 99(4)(k) of the
Registrant’s registration statement, Form N-4 Post-Effective
Amendment No. 8 on October 22, 2010 (File No.
333-156430) and is incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000095012310095218/ l40887aexv99w4wk.htm

Exhibit	Description	Location
(10)
Form of Premium Protection Death Benefit (Joint Life) Rider,
Form 11-GPD-2, was filed as Exhibit 99(4)(l) of the
Registrant’s registration statement, Form N-4 Post-Effective
Amendment No. 8 on October 22, 2010 (File No.
333-156430) and is incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000095012310095218/ l40887aexv99w4wl.htm
(11)
Form of Premium Protection Plus Death Benefit (Single Life)
Rider, Form 11-GED-1, was filed as Exhibit 99(4)(m) of the
Registrant’s registration statement, Form N-4 Post-Effective
Amendment No. 8 on October 22, 2010 (File No.
333-156430) and is incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000095012310095218/ l40887aexv99w4wm.htm
(12)
Form of Premium Protection Death Benefit (Joint Life) Rider,
Form 11-GED-2, was filed as Exhibit 99(4)(n) of the
Registrant’s registration statement, Form N-4 Post-Effective
Amendment No. 8 on October 22, 2010 (File No.
333-156430) and is incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000095012310095218/ l40887aexv99w4wn.htm
(13)
Form of Guaranteed Lifetime Withdrawal Benefit (Single
Life) Rider, Form 12-GLW-1.5, was filed as Exhibit 99(4)(p)
of the Registrant’s registration statement, Form N-4
Post-Effective Amendment No. 39 on December 22, 2011
(File No. 333-86603) and is incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000119312511350251/ d267647dex994p.htm
(14)
Form of Guaranteed Lifetime Withdrawal Benefit (Joint Life)
Rider, Form 12-GLW-2.5, was filed as Exhibit 99(4)(q) of the
Registrant’s registration statement, Form N-4 Post-Effective
Amendment No. 39 on December 22, 2011 (File No.
333-86603) and is incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000119312511350251/ d267647dex994q.htm
(15)
Form of Guaranteed Lifetime Withdrawal Benefit Plus
(Single Life) Rider, Form 12-GLWP-1.5, was filed as Exhibit
99(4)(r) of the Registrant’s registration statement, Form N-4
Post-Effective Amendment No. 39 on December 22, 2011
(File No. 333-86603) and is incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000119312511350251/ d267647dex994r.htm
(16)
Form of Guaranteed Lifetime Withdrawal Benefit Plus (Joint
Life) Rider, Form 12-GLWP-2.5, was filed as Exhibit 99(4)(s)
of the Registrant’s registration statement, Form N-4
Post-Effective Amendment No. 39 on December 22, 2011
(File No. 333-86603) and is incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000119312511350251/ d267647dex994s.htm
(17)
Form of Deferral Credit for the Guaranteed Lifetime
Withdrawal Benefit Rider, Form 12-DC-GLW-1, was filed as
Exhibit 99(4)(t) of the Registrant’s registration statement,
Form N-4 Post-Effective Amendment No. 45 on
December 22, 2011 (File No. 333-43515) and is incorporated
by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000119312511350247/ d267645dex994t.htm
(18)
Form of Deferral Credit with Minimum Age Requirements for
the Guaranteed Lifetime Withdrawal Benefit Rider (Single
Life), Form 12-DCMAR-GLW-1, was filed as Exhibit
99(4)(u) of the Registrant’s registration statement, Form N-4
Post-Effective Amendment No. 45 on December 22, 2011
(File No. 333-43515) and is incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000119312511350247/ d267645dex994u.htm

Exhibit	Description	Location
(19)
Form of Deferral Credit with Minimum Age Requirements for
the Guaranteed Lifetime Withdrawal Benefit Rider (Joint
Life), Form 12-DCMAR-GLW-2, was filed as Exhibit
99(4)(v) of the Registrant’s registration statement, Form N-4
Post-Effective Amendment No. 45 on December 22, 2011
(File No. 333-43515) and is incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000119312511350247/ d267645dex994v.htm
(20)
Form of Guaranteed Principal Protection for the Guaranteed
Lifetime Withdrawal Benefit, Form 12-GPP-GLW-1, was
filed as Exhibit 99(4)(w) of the Registrant’s registration
statement, Form N-4 Post-Effective Amendment No. 45 on
December 22, 2011 (File No. 333-43515) and is incorporated
by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000119312511350247/ d267645dex994w.htm
(21)
Form of Guaranteed Principal Protection, Form 12-GPP-1.5,
was filed as Exhibit 99(4)(x) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 39 on
December 22, 2011 (File No. 333-86603) and is incorporated
by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000119312511350251/ d267647dex994x.htm
(22)
Form of Premium Protection Death Benefit (Single Life)
Rider, Form 12-GPD-1, was filed as Exhibit 99(4)(y) of the
Registrant’s registration statement, Form N-4 Post-Effective
Amendment No. 45 on December 22, 2011 (File No.
333-43515) and is incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000119312511350247/ d267645dex994y.htm
(23)
Form of Premium Protection Death Benefit (Joint Life) Rider,
Form 12-GPD-2, was filed as Exhibit 99(4)(z) of the
Registrant’s registration statement, Form N-4 Post-Effective
Amendment No. 45 on December 22, 2011 (File No.
333-43515) and is incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000119312511350247/ d267645dex994z.htm
(24)
Form of Premium Protection Plus Death Benefit (Single Life)
Rider, Form 12-PPDP-1.5, was filed as Exhibit 99(4)(aa) of
the Registrant’s registration statement, Form N-4
Post-Effective Amendment No. 39 on December 22, 2011
(File No. 333-86603) and is incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000119312511350251/ d267647dex994aa.htm
(25)
Form of Premium Protection Plus Death Benefit (Joint Life)
Rider, Form 12-PPDP-2.5, was filed as Exhibit 99(4)(bb) of
the Registrant’s registration statement, Form N-4
Post-Effective Amendment No. 39 on December 22, 2011
(File No. 333-86603) and is incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000119312511350251/ d267647dex994bb.htm
(26)
Form of Guaranteed Lifetime Withdrawal Benefit Plus
(Single Life) Rider, Form 12-GLWP-1.5.10, was filed as
Exhibit 99(4)(cc) of the Registrant’s registration statement,
Form N-4 Post-Effective Amendment No. 10 on July 31, 2012
(File No. 333-164073) and is incorporated by reference
herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000119312512324832/ d382503dex994cc.htm
(27)
Form of Guaranteed Lifetime Withdrawal Benefit Plus (Joint
Life) Rider, Form 12-GLWP-2.5.10, was filed as Exhibit
99(4)(dd) of the Registrant’s registration statement, Form N-4
Post-Effective Amendment No. 10 on July 31, 2012 (File No.
333-164073) and is incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000119312512324832/ d382503dex994dd.htm

Exhibit	Description	Location
(28)
Form of Guaranteed Principal Protection, Form
12-GPP-1.5.10, was filed as Exhibit 99(4)(ee) of the
Registrant’s registration statement, Form N-4 Post-Effective
Amendment No. 10 on July 31, 2012 (File No. 333-164073)
and is incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000119312512324832/ d382503dex994ee.htm
(29)
Form of Guaranteed Principal Protection for the Guaranteed
Lifetime Withdrawal Benefit, Form 12-GPP-GLW-1, was
filed as Exhibit 99(4)(cc) of the Registrant’s registration
statement, Form N-4 Post-Effective Amendment No. 10 on
July 31, 2012 (File No. 333-164070) and is incorporated by
reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000119312512324841/ d382498dex994cc.htm
(30)
Variable Deferred Annuity Contract, Form ICC16-VA-2, was
filed as Exhibit 99(4)(p) of the Registrant’s registration
statement, Form N-4 Post-Effective Amendment No. 9 on
April 28, 2016 (File No. 333-182250) and is incorporated by
reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000119312516562373/ d267435dex994p.htm
(31)
Nursing Home Waiver, Form ICC16-NHW-1, was filed as
Exhibit 99(4)(q) of the Registrant’s registration statement,
Form N-4 Post-Effective Amendment No. 9 on April 28, 2016
(File No. 333-182250) and is incorporated by reference
herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000119312516562373/ d267435dex994q.htm
(32)
Fixed Accumulation Account Rider, Form ICC16-FAA-2,
was filed as Exhibit 99(4)(n) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on
April 28, 2016 (File No. 333-182249) and is incorporated by
reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000119312516562475/ d160373dex994n.htm
(33)
Combo Death Benefit Rider, Form ICC16-CDB-1, was filed
as Exhibit 99(4)(s) of the Registrant’s registration statement,
Form N-4 Post-Effective Amendment No. 9 on April 28, 2016
(File No. 333-182250) and is incorporated by reference
herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000119312516562373/ d267435dex994s.htm
(34)
Xtra Credit Endorsement (aka Premium Bonus), Form
ICC16-XCE-1, was filed as Exhibit 99(4)(o) of the
Registrant’s registration statement, Form N-4 Post-Effective
Amendment No. 8 on April 28, 2016 (File No. 333-182249)
and is incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000119312516562475/ d160373dex994o.htm
(35)
Form of Gain Enhancement Benefit Rider, Form 02-ADB-2,
was filed as Exhibit 99(4)(d) of the Registrant’s registration statement, Form N-4 Pre-Effective Amendment No. 1 on
October 14, 2016 (File No. 333-212677) and is incorporated
by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000119312516738505/ d252286dex994d.htm
(36)
Form of Gain Enhancement Benefit Plus Rider, Form
02-ADB-1, was filed as Exhibit 99(4)(e) of the Registrant’s
registration statement, Form N-4 Pre-Effective Amendment
No. 1 on October 14, 2016 (File No. 333-212677) and is
incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000119312516738505/ d252286dex994e.htm

Exhibit	Description	Location
(e)	Applications
(1)
Variable Annuity Application, Form 4896, was filed as
Exhibit 99(5)(a) of the Registrant’s registration statement on
Form N-4, Post-Effective Amendment No. 4 on April 25,
2014 (File No. 333-182250) and is incorporated by reference
herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000119312514159829/ d692397dex995a.htm
(2)
Variable Annuity Application, Form ICC16-4900, was filed
as Exhibit 99(5)(b) of the Registrant’s registration statement,
Form N-4 Post-Effective Amendment No. 9 on April 28, 2016
(File No. 333-182250) and is incorporated by reference
herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000119312516562373/ d267435dex995b.htm
(f)	Insurance Company’s Certificate of Incorporation and By-Laws
(1)
Articles of Incorporation of the Depositor were filed as
Exhibit A(6)(a) of Ohio National Variable Interest Account
registration statement on Form N-8B-2 on July 11, 1980 (File
no. 811-3060) and is incorporated by reference herein.
No link available.
(2)
Code of Regulations (by-laws) of the Depositor were filed as
Exhibit A(6)(b) of Ohio National Variable Interest Account
registration statement on Form N-8B-2 on July 11, 1980 (File
no. 811-3060) and is incorporated by reference herein.
No link available.
(3)	Amended and Restated Articles of Incorporation of the Depositor was filed on Form N-4 Post-Effective Amendment No. 30 on April 30, 2024 (File No. 333-164073) and is incorporated by reference herein.	https://www.sec.gov/Archives/ edgar/data/73981/ 000139834424007805/fp0087750- 1_ex9927f3.htm
(4)
Amended and Restated Code of Regulations (by-laws) of the
Depositor was filed on Form N-4 Post-Effective Amendment
No. 30 on April 30, 2024 (File No. 333-164073) and is
incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000139834424007777/fp0087751- 1_ex9927f4.htm
(5)	Amended and Restated Articles of Incorporation of the Depositor was filed on Form N-4 Post-Effective Amendment No. 30 on April 30, 2024 (File No. 333-164073) and is incorporated by reference herein.	https://www.sec.gov/Archives/ edgar/data/73981/ 000139834424007805/fp0087750- 1_ex9927f5.htm
(g)	Reinsurance Contracts	Not applicable

Exhibit	Description	Location
(h)	Participation Agreements
(1)
Fund Participation Agreement between the Depositor and
Janus Aspen Series was filed as Exhibit (3)(e) of the
Registrant’s Form N-4, Pre-Effective Amendment No. 1 on
April 10, 1998 (File no. 333-43515) and is incorporated by
reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/0000950152-98- 003161.txtv
(2)
Participation Agreement between the Depositor and Strong
Variable Insurance Funds, Inc. was filed as Exhibit (3)(f) of the Registrant’s Form N-4, Pre-Effective Amendment No. 1
on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/0000950152-98- 003161.txt
(3)
Fund Participation Agreement between the Depositor and
Prudential Funds were filed as Exhibit (3)(g) of the
Registrant’s Post-Effective Amendment No. 51 (File No.
333-43515) on April 26, 2006 and is incorporated by
reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000095015206003543/ l17807aexv3wg.txt
(4)
Fund Participation Agreement between the Depositor and
Neuberger Berman Advisers Management Trust were filed as
Exhibit (3)(h) of the Registrant’s Post-Effective Amendment
No. 51 (File No. 333-43515) on April 26, 2006 and is
incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000095015206003543/ l17807aexv3wh.txt
(5)
Amendment to Fund Participation Agreement between the
Depositor and The Universal Institutional Funds were filed as
Exhibit (3)(i) of the Registrant’s Post-Effective Amendment
No. 51 (File No. 333-43515) on April 26, 2006 and is
incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000095015206003543/ l17807aexv3wi.txt
(6)
Participation Agreement between The Ohio National Life
Insurance Company, Ohio National Equities, Inc., Franklin
Templeton Variable Insurance Products Trust and
Franklin/Templeton Distributors, Inc. was filed as Exhibit
99(h)(4) of Post-Effective Amendment No. 3 of Ohio
National Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is
incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/770291/ 000095015206003536/ l17816aexv99whw4.txt
(7)
Amendment to Participation Agreement between The Ohio
National Life Insurance Company, Ohio National Equities,
Inc., Franklin Templeton Variable Insurance Products Trust
and Franklin/Templeton Distributors, Inc. was filed as Exhibit
99(h)(5) of Post-Effective Amendment No. 3 of Ohio
National Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is
incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/770291/ 000095015206003536/ l17816aexv99whw5.txt
(8)
First Amendment to the Participation Agreement by and
between Salomon Brothers Variable Series Funds Inc., The
Ohio National Life Insurance Company and Ohio National
Life Assurance Corporation was filed as Exhibit 99(h)(6) of
Post-Effective Amendment No. 3 of Ohio National Life
Assurance Corporation’s registration statement on Form N-6
on April 26, 2006 (File No. 333-109900) and is incorporated
by reference herein.
https://www.sec.gov/Archives/ edgar/data/770291/ 000095015206003536/ l17816aexv99whw6.txt

Exhibit	Description	Location
(9)
Participation Agreement between the Depositor and Lincoln
Variable Insurance Products Trust, Lincoln Financial
Distributors, Inc., and Lincoln Investment Advisors
Corporation was filed as Exhibit 99(h)(9) on the Registrant’s
Form N-4, Post-Effective Amendment No. 59 on April 28,
2023 and is incorporated by reference herein.
https://www.sec.gov/Archives/ edgar/data/73981/ 000139834423008156/fp0082804- 1_ex9927h9.htm
(i)	Administrative Contracts	Not applicable
(j)	Other Material Contracts	Not applicable
(k)	Opinion of Counsel and consent to its use was filed as Exhibit 99(k) on the Registrant’s Form N-4, Post-Effective Amendment No. 28 on April 29, 2021 and is incorporated by reference herein.	https://www.sec.gov/Archives/ edgar/data/73981/ 000139834421008794/ fp0064381_ex9927k.htm
(l)	Consents of KPMG LLP	Filed herewith
(m)	Omitted Financial Statements	None
(n)	Initial Capital Agreements	Not applicable
(o)	Form of Initial Summary Prospectuses	Not applicable
(p)	Powers of Attorney	https://www.sec.gov/Archives/ edgar/data/73981/ 000139834425008167/ fp0093355-1_ex9927p.htm

Item 28. Directors and Officers of the Depositor
The principal business address for each officer and director is One Financial Way, Montgomery, Ohio 45242, unless otherwise noted.
Name	Position and Offices with Depositor
Anurag Chandra (1)	Director and Chairman
Philippe Charette (2)	Director
Patricia Guinn	Director
Salman Hasnain (3)	Director
Wes Thompson	Director
Steven C. Verney	Director
Clifford J. Jack	President and Chief Executive Officer
David A. Azzarito (4)	President, Latin America
Nancy M. Westbrock	President and CEO, ONESCO
Michael Akker	Senior Vice President & Chief Operating Officer, ALAC
Lori Dashewich	Senior Vice President, Chief Financial Officer
Sachin Jain	Senior Vice President & Chief Investment Officer

Name	Position and Offices with Depositor
Carlos Paiva (4)	Senior Vice President, Corporate Secretary & LATAM Regional Counsel and Compliance
Scott N. Shepherd	Senior Vice President, Chief Risk Officer & Head of U.S. M&A/Reinsurance, Appointed Actuary
Marc A. Socol	Senior Vice President & Chief Revenue Officer
Shimon Bachrach	Vice President, Chief Pricing Officer
Andrea Baker	Vice President, Internal Audit
G. Timothy Biggs	Vice President, Mortgages & Real Estate
R. Todd Brockman	Vice President, Mutual Fund Operations
Richard C. Brooks, Jr.	Vice President, Corporate Legal & Compliance, AuguStar General Counsel
Kevin Buhrlage	Vice President, Strategic Investments
William Burrow	Vice President, Strategic Relationships
Michelle Carroll	Vice President, Marketing Operations
Christopher Finger	Vice President, Financial Reporting
Ramon Galanes	Vice President, LATAM Actuary
Manda Ghaferi	Vice President and General Counsel, Assistant Secretary
Robert K. Gongwer	Vice President, Tax Strategy
Elizabeth Griffith	Vice President, Head of Distribution Services
Stewart J. Hansen, Jr	Vice President, Corporate Taxes
Hunter Jones	Vice President, Chief Compliance Officer
Mark Kehoe	Vice President, Corporate Credit
Karl H. Kreunen	Vice President, Market Development and Distributor Experience
Carolyn J. Krisko	Vice President & Controller
Sharon Luty	Vice President, Strategic Platforms and Integration
Theodore Parker	Vice President, National Sales Manager
Mark Peterson	Vice President, Chief Distribution Officer - IMO Channel
Rajiv Ranjan (5)	Vice President, ALM & Hedging Strategy
David Shaver	Vice President, Life Product Management and Illustration Actuary
David E. Spaulding	Vice President, Financial Reporting
Daniel Starishevsky	Vice President, Head of Marketing
David Szeremet	Vice President, Advanced Sales
Andrew J. VanHoy	Vice President, ONESCO Compliance
Joel G. Varland	Vice President, Enterprise Risk Management

Name	Position and Offices with Depositor
Gwen Vaught	Vice President, Underwriting and New Business
Jeff Weisman	Vice President, Structured Products
Donna K. Weninger	Vice President, Head of Actuarial Valuation
Corey Wilkosz	Vice President, Chief Pricing Officer
Michelle Wilson	Vice President, Human Resources
Molly Akin	Chief Compliance Officer, Separate Accounts
Brijendra Grewal	Treasurer & Chief Corporate Development Officer
Marc "Ari" Bruger (5)	Managing Director
Jonathan Egol	Managing Director
Nicholas A. Vision	Senior Tax Officer Assistant
Rose Droesch	Tax Officer Assistant
Christopher Wright	Tax Officer
Megan Meyer	Assistant Secretary
Emily M. Reed	Assistant Corporate Secretary & Paralegal
(1) 1211 6th Avenue, 30th Floor New York, NY 10036
(2) 1000 Place Jean-Paul-Riopelle Montreal, PQ H2ZB3
(3) 5650 Yonge Street Toronto, Ontario M2M 4H5
(4) 550 West Cypress Creek Road Suite 370 Fort Lauderdale, FL 33309
(5) 31 W. 52nd Street, Suite 2401, New York, NY 10019
Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant
The Registrant is a separate account of the Depositor. The Depositor is an indirect subsidiary of Constellation Insurance GP LLC. An organization chart for Constellation Insurance GP LLC is set forth below.
Caisse de dépôt et placement du Québec Constellation Voting Trust, a Canadian voting trust, owns (1) 49.5%of the voting securities of Constellation Insurance GP, LLC; and (2) 20% of the voting securities of Constellation Insurance Holdings, Inc., an Ohio intermediate holding company.
Ontario Teachers’ Pension Plan Constellation Voting Trust, a Canadian voting trust, owns 29.9% of the voting securities of Constellation Insurance GP, LLC.
11004883 Canada Inc., a Canadian holding company, owns (1) 19.6% of the voting securities of Constellation Insurance GP, LLC; and (2) 20% of the voting securities of Constellation Insurance Holdings, Inc.
Constellation Insurance GP LLC, a Delaware holding company, owns 100% of the voting securities of ONLH Holdings GP LLC, a Delaware intermediate holding company.
ONLH Holdings GP LLC owns 99% of the voting securities of ONLH Holdings LP, a Delaware limited partnership.

ONLH Holdings LP owns 60% of the voting securities of Constellation Insurance Holdings, Inc.
Constellation Insurance Holdings, Inc., owns 100% of the voting securities of Constellation Insurance, Inc., an Ohio intermediate holding company.
Constellation Insurance, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:
Name (and Business)	Jurisdiction	% Owned
AuguStar Life Insurance Company (insurance company)	Ohio	100%
Financial Way Realty, Inc (realty company)	Ohio	100%
Sycamore Re, Ltd. (captive reinsurance company)	Cayman	100%
ONTech, SMLLC (technology company)	Delaware	100%

Name (and Business)	Jurisdiction	% Owned
Princeton Captive Re, Inc. (captive reinsurance company)	Ohio	100%

Name (and Business)	Jurisdiction	% Owned
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
AuguStar Distributors, Inc. (securities broker dealer)	Ohio	100%
Constellation Investments, Inc. (investment adviser)	Ohio	100%
AuguStar Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:
Name (and Business)	Jurisdiction	% Owned
AuguStar Life Assurance Corporation (insurance company)	Ohio	100%
AuguStar Variable Insurance Products Fund, Inc. (registered investment company)	Ohio	100%
Kenwood Re, Inc. (captive reinsurance company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Ohio	100%

Name (and Business)	Jurisdiction	% Owned
Camargo Re Captive, Inc. (captive reinsurance company)	Ohio	100%
National Security Life and Annuity Company (insurance company)	Ohio	100%
Sunrise Captive Re, LLC (captive reinsurance company)	Ohio	100%
ON Foreign Holdings, LLC (holding company)	Ohio	100%
The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:
Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency, Inc.	Ohio	100%
ON Foreign Holdings, LLC owns (1) 100% of the voting securities of AuguStar Lending, LLC, a holding company organized under the laws of Delaware, (2) 100% of the voting securities of ON Overseas Holdings B.V., a holding company organized under the laws of Netherlands, (3) 0.01% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil and (4) 0.02% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru.
ON Overseas Holdings B.V. owns 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of the Netherlands.
ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, LLC, a holding company organized under the laws of Delaware, (2) 99.98% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru, (3) 99.99% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil and (4) 7.90% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.
ON Global Holdings, LLC owns (1) 92.1% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.
Ohio National Sudamerica S.A. owns 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.
Separate financial statements are filed with the Commission for AuguStar Life Assurance Corporation under registrant AuguStar Variable Account R and National Security Life and Annuity Company under registrant National Security Variable Account L and National Security Variable Account N.

Item 30. Indemnification
The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:
Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.
Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.
In addition, Article XII of the Depositor’s Code of Regulations states as follows:

If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.
Item 31. Principal Underwriters
The principal underwriter of the Registrant’s securities is presently AuguStar Distributors, Inc. (“ADI”). ADI is a wholly-owned subsidiary of Constellation Insurance, Inc. ADI also serves as the principal underwriter of securities issued by AuguStar Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and AuguStar Variable Account R, a separate account of the Depositor’s subsidiary, AuguStar Life Assurance Corporation, which separate account is also registered as a unit investment trust. ADI also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.
The directors and officers of ADI are:
Name	Position with ADI
Marc A. Socol	Director, Chairman of the Board and President

Name	Position with ADI
Andrew J. VanHoy	Director, Vice President, Compliance
Clifford J. Jack	Director
Stewart J. Hansen, Jr.	Vice President, Taxes
Teresa R. Cooper	Treasurer & Comptroller
Manda Ghaferi	Secretary
The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.
During the last fiscal year, ADI received the following commissions and other compensation, directly or indirectly, from the Registrant
Net Underwriting Discounts and Commissions	Compensation on Redemption and Annuitization	Brokerage Commissions	Compensation
$1,254,403	None	None	None
Item 32. Location of Accounts and Records
All records referenced are maintained and in the custody of AuguStar Life Insurance Company at its principal executive office located at One Financial Way Montgomery, Ohio 45242-5800.
Item 33. Management Services
Not applicable.
Item 34. Fee Representation
Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, AuguStar Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AuguStar Life Insurance Company.

Signatures
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, AuguStar Variable Account A, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act, and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Montgomery and the State of Ohio on this 12th day of August, 2025.
AuguStar Variable Account A
(Registrant)
By:	AuguStar Life Insurance Company (Depositor)

By:	/s/ Clifford J. Jack
Clifford J. Jack, President & Chief Executive Officer
AuguStar Variable Account A
(Registrant)
By:	/s/ Clifford J. Jack
Clifford J. Jack, President & Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ Clifford J. Jack Clifford J. Jack	President, Chief Executive Officer (Principal Executive Officer)	August 12, 2025
*Anurag Chandra Anurag Chandra	Director, Chairman	August 12, 2025
*Philippe Charette Philippe Charette	Director	August 12, 2025
*Patricia Guinn Patricia Guinn	Director	August 12, 2025
*Salman Hasnain Salman Hasnain	Director	August 12, 2025
*Wes Thompson Wes Thompson	Director	August 12, 2025
*Steven C. Verney Steven C. Verney	Director	August 12, 2025
*Lori Dashewich Lori Dashewich	Senior Vice President, Chief Financial Officer (Principal Accounting Officer and Principal Financial Officer)	August 12, 2025

*By:	/s/ Manda Ghaferi
Manda Ghaferi, Attorney in fact pursuant to Powers of Attorney.

Index of Exhibits
Exhibit Number	Description
(l)	Consent of KPMG LLP